SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities [Abstract]
Warrant liability	$ 8,895	$ 7,335
Money Market
Assets
Cash equivalents – money market	608,985	827,118	$ 73,005
Level 1
Liabilities [Abstract]
Warrant liability	0	0
Level 1 | Money Market
Assets
Cash equivalents – money market	608,985	827,118	73,005
Level 2
Liabilities [Abstract]
Warrant liability	0	0
Level 2 | Money Market
Assets
Cash equivalents – money market	0	0	0
Level 3
Liabilities [Abstract]
Warrant liability	8,895	7,335
Level 3 | Money Market
Assets
Cash equivalents – money market	$ 0	$ 0	$ 0